COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

Legal Contingencies

The Company is subject to various legal proceedings and claims, either asserted or unasserted, arising in the ordinary course of business. While the outcome of these claims cannot be predicted with certainty, management does not believe the outcome of any of these matters will have a material adverse effect on our business, financial position, results of operations, or cash flows, and accordingly no legal contingencies are accrued as of September 30, 2025, and December 31, 2024. Litigation relating to the insurance brokerage industry is not uncommon. As such the Company, from time to time has been subject to such litigation. No assurances can be given with respect to the extent or outcome of any such litigation in the future.

Termination of the Spetner Agreement

On July 22, 2025, the Company received and accepted written notice from Spetner Associates, Inc. (“Spetner”), of the termination of that certain Stock Exchange Agreement, dated as of May 14, 2024, and as amended on September 6, 2024, October 29, 2024, and February 20, 2025 (collectively, the “Stock Exchange Agreement”). There are no material relationships between the Company and the Spetner Parties other than in respect of the Stock Exchange Agreement.

On October 29, 2024, and February 20, 2025, the Company issued 140,064 shares and 157,000 shares of its common stock to the Spetner sellers, representing non-refundable prepayments of approximately $329,430 and $239,425, respectively, as partial consideration for the contemplated acquisition. These were initially recorded by the Company as deferred equity costs in the prepaid expense and other current assets account on the consolidated balance sheets as of December 31, 2024, and March 31, 2025, respectively. However, pursuant to the termination of the Stock Exchange Agreement, the Company does not expect to recover these shares issued and has thus expensed them to the general and administrative account in the condensed consolidated statements of operations, for the nine months ending, September 30, 2025.

NOTE 14. COMMITMENTS AND CONTINGENCIES

Legal Contingencies

The Company is subject to various legal proceedings and claims, either asserted or unasserted, arising in the ordinary course of business. While the outcome of these claims cannot be predicted with certainty, management does not believe the outcome of any of these matters will have a material adverse effect on our business, financial position, results of operations, or cash flows, and accordingly, $0 legal contingencies are accrued as of December 31, 2024 and 2023. Litigation relating to the insurance brokerage industry is not uncommon. As such the Company, from time to time have been, subject to such litigation. No assurances can be given with respect to the extent or outcome of any such litigation in the future.

Earn-out liabilities

The Company has recognized several earn-out liabilities resulting from contingent consideration provisions included in business combination agreements. Earn-out consideration is normally earned by acquirees when they meet or exceed pre-agreed upon earnings targets.

The following outlines changes to the Company’s earn-out liability balances for the respective years ended December 31, 2024 and 2023:

	Fortman	Montana	Altruis	Kush	Barra	Total
Ending balance December 31, 2023	$-	$159,867	$-	$-	$-	$159,867
Payments	-	(190,000)	-	-	-	(190,000)
Estimate & fair value adjustments	-	47,761	-	-	-	47,761
Payable in Common Stock	-	(17,628)	-	-	-	(17,628)
Ending balance December 31, 2024	$-	$-	$-	$-	$-	$-

	Fortman	Montana	Altruis	Kush	Barra	Total
Ending balance December 31, 2022	$667,000	$500,001	$834,943	$147,534	$560,000	$2,709,478
Payments	(1,433,700)	(750,001)	(929,168)	(147,534)	-	(3,260,403)
Estimate & fair value adjustments	1,612,914	569,734	94,225	-	(560,000)	1,716,873
Payable in Common Stock	-	(159,867)	-	-	-	(159,867)
Reclassification to loans payable, related parties*	(846,214)	-	-	-	-	(846,214)
Ending balance December 31, 2023	$-	$159,867	$-	$-	$-	$159,867

*	As further described in the Note 16, Related Parties, the Company modified the Fortman contingent earn-out payable, entering into a fixed payment agreement, thus, the remaining open balance is reclassified to the loans payable, related parties account on the consolidated balance sheet as of December 31, 2023.